Net Revenue - Disaggregation of Revenue from Contracts with Customers (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue		$ 1,002,936		$ 975,419
Net revenue		946,401	[1]	920,448	[2]
Excise taxes	[3]	56,535		54,971
Intersegment Eliminations
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Net revenue		(68,129)	[1]	(55,970)	[2]
Liquor retail revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue		539,632		555,259
Liquor retail revenue | Retail
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue		537,957		553,847
Liquor retail revenue | Proprietary licensing
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue		1,675		1,412
Cannabis retail revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue		330,242		311,689
Cannabis retail revenue | Retail
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue		308,690		290,446
Cannabis retail revenue | Proprietary licensing
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue		16,719		15,410
Cannabis retail revenue | Franchise
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue		4,833		5,833
Cannabis operations revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue		133,062		108,471
Cannabis operations revenue | Provincial Boards
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue		158,636		129,043
Cannabis operations revenue | Wholesale
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue		41,967		34,535
Cannabis operations revenue | Analytical testing and other
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue		588		863
Cannabis operations revenue | Intersegment Eliminations
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue		$ (68,129)		$ (55,970)

[1]	The Company has eliminated $68.1 million for the year ended December 31, 2025 of cannabis operations revenue and equal cost of sales associated with sales to provincial boards that are expected to be subsequently repurchased by the Company’s licensed retail subsidiaries for resale, at which point the full retail sales revenue will be recognized.
[2]	The Company has eliminated $56.0 million for the year ended December 31, 2024 of cannabis operations revenue and equal cost of sales associated with sales to provincial boards that are expected to be subsequently repurchased by the Company’s licensed retail subsidiaries for resale, at which point the full retail sales revenue will be recognized.
[3]	Excise tax is only applicable to cannabis operations provincial board revenue.